Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2016
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2016
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2016
Columbia Global Strategic Equity Fund	6/1/2016
Columbia Large Cap Enhanced Core Fund	7/1/2016
Columbia Large Cap Growth Fund III (Classes A, B, C, I, R4, R5, Y & Z)	7/1/2016
Columbia Large Cap Index Fund	7/1/2016
Columbia Mid Cap Index Fund	7/1/2016
Columbia Select Global Growth Fund	7/1/2016
Columbia Short Term Municipal Bond Fund	9/1/2016
Columbia Small Cap Value Fund II	7/1/2016
Columbia Funds Series Trust I
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free New York Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	12/1/2016
Columbia California Tax-Exempt Fund	3/1/2017
Columbia High Yield Municipal Fund	10/1/2016
Columbia New York Tax-Exempt Fund	3/1/2017
Columbia Small Cap Value Fund I	9/1/2016
Columbia Tax-Exempt Fund	12/1/2016
Columbia U.S. Social Bond Fund	12/1/2016
Columbia Funds Series Trust II
Columbia Asia Pacific ex-Japan Fund	3/1/2017
Columbia Capital Allocation Aggressive Portfolio	6/1/2016
Columbia Capital Allocation Conservative Portfolio	6/1/2016
Columbia Capital Allocation Moderate Portfolio	6/1/2016
Columbia Global Infrastructure Fund	9/1/2016
Columbia Minnesota Tax-Exempt Fund	12/1/2016
Columbia Select Smaller-Cap Value Fund	10/1/2016
Columbia Seligman Communications & Information Fund	10/1/2016
Columbia Seligman Global Technology Fund	3/1/2017
Columbia Strategic Municipal Income Fund	12/1/2016
SUP000_00_045_(03/17)

Effective on or about March 27, 2017, the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Therefore, effective on or about March 27, 2017, all information regarding Class I shares in each Fund's Prospectus and Summary Prospectus is hereby deleted.
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.
Effective April 10, 2017, the information in the table under the heading "Minimum Initial Investment" in each Fund's Summary Prospectus and the Summary of the Fund section of each Fund's Prospectus is hereby revised, as applicable, for Class R4, Class R5, Class V (known as Class T prior to January 24, 2017) and Class Y shares of the Funds as follows:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B*, C & V**	All accounts other than IRAs	$2,000	$100
	IRAs	$1,000	$100
Classes K**, R & R5	All eligible accounts	None	N/A
Class Y	All eligible accounts	$0, $1,000, $2,000 or $1 million depending upon the category of eligible investor	$100 (for certain eligible investors)
Class R4 & Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100

*	Class B shares are generally closed to new and existing shareholders.
**	Class K and Class V shares are generally closed to new investors.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
SUP000_00_045_(03/17)